Inventories - Schedule of Inventories (Details) (10-K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Inventory Disclosure [Abstract]
Raw materials		$ 2,118,000	$ 807,000
Work in process		645,000	333,000
Finished goods		1,050,000	372,000
Total inventories	$ 5,140,000	$ 3,813,000	$ 1,512,000